Research and Development Expenses	6 Months Ended
Jun. 30, 2022
Research and Development Expenses [Abstract]
Research and development expenses

Note 7 – Research and development expenses

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2022	2021	2021

Subcontractors and consultants	1,782	144	628
Share-based compensation	855	2,210	1,969
Salaries and social benefits	529	150	447
Others	-	13	38

	3,166	2,517	3,082